Related Party Balances and Transactions - Short-term borrowings (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Short-term borrowings	¥ 348,103	¥ 705,095
Huang River Investment Limited
Related Party Transaction [Line Items]
Short-term borrowings	346,862	350,255
Serene View Investment Limited
Related Party Transaction [Line Items]
Short-term borrowings	¥ 1,241	¥ 354,840